Segment reporting	12 Months Ended
Dec. 31, 2020
Segment reporting
Segment reporting

4.          Segment reporting

Segment information is presented consistently with the internal reports provided to the Senior management team, consisting of the chief executive officer, the chief financial officer and other executives, and which is the Chief Operating Decision Maker (CODM) and is responsible for allocating resources, assessing the performance of the Company’s operating segments, and making the Company’s strategic decisions.

In reviewing the operational performance of the Company and allocating resources, the CODM reviews selected items of the statement of profit or loss and of comprehensive income, based on relevant financial data for each of the Company’s operating segments, represented by the Company’s main lines of service from which it generates revenue, as follows:

•	Distance learning undergraduate courses
•	Continuing education courses
•	On-campus undergraduate courses

Segment performance is primarily evaluated based on net revenue and on adjusted earnings before interest, tax, depreciation and amortization (Adjusted EBITDA). The Adjusted EBITDA is calculated as operating profit plus depreciation and amortization plus interest received on late payments of monthly tuition fees and adjusted by the elimination of effects from share-based compensation plus/ minus exceptional expenses. General and administrative expenses (except for intangible assets’ amortization and impairment expenses), finance results (other than interest on tuition fees paid in arrears) and income taxes are managed on a Company’s consolidated basis and are not allocated to operating segments.

There were no inter-segment revenues in the year ended December 31, 2020 and 2019. There were no adjustments or eliminations in the profit or loss between segments.

The CODM do not make strategic decisions or evaluate performance based on geographic regions. Currently, the Company operates solely in Brazil and all the assets, liabilities and results are allocated in Brazil

a)          Measures of performance

	Distance
	learning	Continuing	On-campus
	undergraduate	education	undergraduate
	courses	courses	courses	Total allocated
2020
Net revenue	423,035	40,589	55,555	519,179
Adjusted EBITDA	156,089	27,045	16,848	199,982
% Adjusted EBITDA margin	36.90%	66.63%	30.33%	38.52%
2019
Net revenue	336,317	47,103	77,647	461,067
Adjusted EBITDA	112,919	33,335	20,871	167,125
% Adjusted EBITDA margin	33.58%	70.77%	26.88%	36.25%
2018
Net revenue	259,591	33,044	90,814	383,449
Adjusted EBITDA	93,427	21,175	28,374	142,976
% Adjusted EBITDA margin	35.99%	64.08%	31.24%	37.29%

The total of the reportable segments’ net revenues represents the Company’s net revenue. A reconciliation of the Company’s loss before taxes to the allocated Adjusted EBITDA is shown below:

	2020	2019	2018
Income before taxes	33,083	(77,052)	(50,215)
(+) Financial result	27,860	41,196	42,571
(+) Depreciation and amortization	51,474	62,445	56,284
(+) Interest on tuition fees paid in arrears	15,715	8,265	8,887
(+) Impairment of non-current assets	—	51,022	33,537
(+) Share-based compensation plan	11,823	26,372	7,450
(+) Other income (expenses), net	(512)	905	1,041
(+) Restructuring expenses	4,780	4,484	2,231
(+) M&A and Offering Expenses	2,391	—	6,000
(+) Other operational expenses unallocated	53,368	49,488	35,190
Adjusted EBITDA allocated to segments	199,982	167,125	142,976

b)          Other profit and loss disclosure

	Distance
	learning	Continuing	On-campus
	undergraduate	education	undergraduate
	courses	courses	courses	Unallocated	Total
2020
Net impairment losses on financial assets	61,257	5,917	9,666	—	76,840
Depreciation and amortization	34,431	1,972	8,919	6,152	51,474
Interest on tuition fees paid in arrears	11,706	585	3,424	—	15,715
2019
Net impairment losses on financial assets	43,701	3,958	10,519	—	58,178
Depreciation and amortization	38,402	4,085	14,259	5,699	62,445
Impairment of non-current assets	—	—	51,022	—	51,022
Interest on tuition fees paid in arrears	7,106	16	1,143	—	8,265
2018
Net impairment losses on financial assets	31,934	3,672	8,972	—	44,578
Depreciation and amortization	31,981	3,927	15,969	4,407	56,284
Impairment of non-current assets	—	—	33,537	—	33,537
Interest on tuition fees paid in arrears	7,641	17	1,229	—	8,887